Nota 21 - Non-current assets and disposal groups classified as held for sale. Non-current assets and disposal groups classified as held for sale Changes in the year (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	€ 2,001,000,000		€ 23,853,000,000
Changes Impairment Abstract
Cost At The End	3,079,000,000		2,001,000,000		€ 23,853,000,000
Foreclosures [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	2,135,000,000		6,047,000,000		4,057,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	597,000,000		637,000,000		791,000,000
Contributions From Merger Transactions Cost	2,000,000		0		0
Retirements (Sales And Other Decrease) Cost	(967,000,000)		(4,354,000,000)		(1,037,000,000)
Transfers Other Movements And Exchange Differences Cost	(214,000,000)		(195,000,000)		2,236,000,000
Cost At The End	1,553,000,000		2,135,000,000		6,047,000,000
Foreclosures [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	482,000,000		1,102,000,000		1,237,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	66,000,000		195,000,000		143,000,000
Contributions From Merger Transactions Cost	0		0		0
Retirements (Sales And Other Decrease) Cost	(160,000,000)		(793,000,000)		(272,000,000)
Transfers Other Movements And Exchange Differences Cost	(5,000,000)		(22,000,000)		(6,000,000)
Cost At The End	383,000,000		482,000,000		1,102,000,000
Foreclosures [Member] | Net Non Current Assets as Held for Sale [Member]
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	1,653,000,000		4,945,000,000
Changes Impairment Abstract
Cost At The End	1,170,000,000		1,653,000,000		4,945,000,000
Recoveries From Financial Leases [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	76,000,000		160,000,000		168,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	68,000,000		55,000,000		45,000,000
Contributions From Merger Transactions Cost	0		0		0
Retirements (Sales And Other Decrease) Cost	(56,000,000)		(135,000,000)		(49,000,000)
Transfers Other Movements And Exchange Differences Cost	7,000,000		(4,000,000)		(4,000,000)
Cost At The End	95,000,000		76,000,000		160,000,000
Recoveries From Financial Leases [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	22,000,000		52,000,000		47,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	6,000,000		11,000,000		14,000,000
Contributions From Merger Transactions Cost	0		0		0
Retirements (Sales And Other Decrease) Cost	(4,000,000)		(37,000,000)		(7,000,000)
Transfers Other Movements And Exchange Differences Cost	4,000,000		(4,000,000)		(2,000,000)
Cost At The End	28,000,000		22,000,000		52,000,000
Recoveries From Financial Leases [Member] | Net Non Current Assets as Held for Sale [Member]
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	54,000,000		108,000,000
Changes Impairment Abstract
Cost At The End	67,000,000		54,000,000		108,000,000
For own use [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	389,000,000		371,000,000		1,065,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	10,000,000	[1]	4,000,000	[2]	1,000,000	[3]
Contributions From Merger Transactions Cost	0	[1]	0	[2]	0	[3]
Retirements (Sales And Other Decrease) Cost	(206,000,000)	[1]	(227,000,000)	[2]	(131,000,000)	[3]
Transfers Other Movements And Exchange Differences Cost	65,000,000	[1]	241,000,000	[2]	(564,000,000)	[3]
Cost At The End	258,000,000		389,000,000		371,000,000
For own use [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	124,000,000		194,000,000		443,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	5,000,000	[4]	2,000,000	[5]	1,000,000	[6]
Contributions From Merger Transactions Cost	0	[4]	0	[5]	0	[6]
Retirements (Sales And Other Decrease) Cost	(22,000,000)	[4]	(101,000,000)	[5]	(42,000,000)	[6]
Transfers Other Movements And Exchange Differences Cost	25,000,000	[4]	29,000,000	[5]	(208,000,000)	[6]
Cost At The End	132,000,000		124,000,000		194,000,000
For own use [Member] | Net Non Current Assets as Held for Sale [Member]
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	265,000,000		177,000,000
Changes Impairment Abstract
Cost At The End	126,000,000		265,000,000		177,000,000
Other Assets [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	29,000,000		18,623,000,000		40,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	1,676,000,000	[7]	0	[8]	0	[9]
Contributions From Merger Transactions Cost	0	[7]	0	[8]	0	[9]
Retirements (Sales And Other Decrease) Cost	0	[7]	(18,594,000,000)	[8]	0	[9]
Transfers Other Movements And Exchange Differences Cost	11,000,000	[7]	0	[8]	18,583,000,000	[9]
Cost At The End	1,716,000,000		29,000,000		18,623,000,000
Other Assets [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	0		0		0
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	0	[10]	0	[11]	0	[12]
Contributions From Merger Transactions Cost	0	[10]	0	[11]	0	[12]
Retirements (Sales And Other Decrease) Cost	0	[10]	0	[11]	0	[12]
Transfers Other Movements And Exchange Differences Cost	0	[10]	0	[11]	0	[12]
Cost At The End	0		0		0
Other Assets [Member] | Net Non Current Assets as Held for Sale [Member]
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	29,000,000		18,623,000,000
Changes Impairment Abstract
Cost At The End	1,716,000,000		29,000,000		18,623,000,000
Total Member | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	2,629,000,000		25,201,000,000		5,330,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	2,351,000,000		696,000,000		837,000,000
Contributions From Merger Transactions Cost	2,000,000		0		0
Retirements (Sales And Other Decrease) Cost	(1,229,000,000)		(23,310,000,000)		(1,217,000,000)
Transfers Other Movements And Exchange Differences Cost	(131,000,000)		42,000,000		20,251,000,000
Cost At The End	3,622,000,000		2,629,000,000		25,201,000,000
Total Member | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	628,000,000		1,348,000,000		1,727,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	77,000,000		208,000,000		158,000,000
Contributions From Merger Transactions Cost	0		0		0
Retirements (Sales And Other Decrease) Cost	(186,000,000)		(931,000,000)		(321,000,000)
Transfers Other Movements And Exchange Differences Cost	24,000,000		3,000,000		(216,000,000)
Cost At The End	543,000,000		628,000,000		1,348,000,000
Total Member | Net Non Current Assets as Held for Sale [Member]
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	2,001,000,000		23,853,000,000
Changes Impairment Abstract
Cost At The End	€ 3,079,000,000		€ 2,001,000,000		€ 23,853,000,000

[1]	(*) Net of amortization accumulated until assets were reclassified as non-current assets classified as held for sale.
[2]	(*) Net of amortization accumulated until assets were reclassified as non-current assets class ified as held for sale.
[3]	(*) Net of amortization accumulated unti l assets were reclassified as non-current assets classified as held for sale.
[4]	(*) Net of amortization accumulated until assets were reclassified as non-current assets classified as held for sale.
[5]	(*) Net of amortization accumulated until assets were reclassified as non-current assets class ified as held for sale.
[6]	(*) Net of amortization accumulated unti l assets were reclassified as non-current assets classified as held for sale.
[7]	(**) The variation corresponds mainly to the agreement of the sa le of BBVA Paraguay (see Note 3).
[8]	(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[9]	(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[10]	(**) The variation corresponds mainly to the agreement of the sa le of BBVA Paraguay (see Note 3).
[11]	(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[12]	(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).